NOTES PAYABLE (Details 4) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Repayment of interest	$ 0	$ 49,505	$ 49,505	$ 0
Promissory Note [Member]
Balance	$ 0	$ 236,548	236,548	0
Acquisition of IMT				217,808
Accrued interest			12,957	18,740
Repayment of principal			(200,000)
Repayment of interest			(49,505)
Balance			$ 0	$ 236,548